Income Tax Expenses (Benefits)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES (BENEFITS)

NOTE 13 — INCOME TAX EXPENSES (BENEFITS)

Net loss before taxes of RMB11,451, RMB21,454 and RMB16,627 were mainly attributed by non-U.S. entities for the years ended March 31, 2019, 2020 and 2021, respectively.

Cayman Islands

UTime Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

Bridgetime is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, dividend payments are not subject to withholdings tax in British Virgin Islands.

Hong Kong

UTime HK and UTime Trading, which were incorporated in Hong Kong, are subject to a two-tiered income tax rates for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2,000 of profits earned will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

India

Do Mobile, which was incorporated in India, is subject to a corporate income tax rate of 25% on the assessable profits, plus any surcharge if required.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiary, VIE and subsidiary of VIE in the PRC are subject to a uniform income tax rate of 25% for the years presented. UTime SZ is regarded as a Certified High and New Technology Enterprise (“HNTE”) and entitled to a favorable statutory tax rate of 15%. Preferential tax treatment of UTime SZ as HNTE from November 2, 2015 to October 16, 2021 has been granted by the relevant tax authorities. UTime SZ is entitled to a preferential tax rate of 15% which is subject to review by every three years. As a result of these preferential tax treatments, the reduced tax rates applicable to UTime SZ for the years ended March 31, 2019, 2020 and 2021 are 15%. However, UTime SZ has not enjoyed the above-mentioned preferential tax treatments for the years ended March 31, 2019, 2020 and 2021 due to its loss position and as such there is no impact of these tax holidays on net loss per share.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from January 1, 2018 to December 31, 2020, according to a tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). In March 2021, a new tax incentives policy promulgated by the State Tax Bureau of the PRC which increased the additional tax deduction from 75% to 100% from January 1, 2021 onwards.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. In addition, under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in the PRC in connection to the transactions between its subsidiaries, VIE and subsidiaries of VIE located inside and outside PRC.

Withholding tax on undistributed dividends

Under the EIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under Arrangement between the Mainland China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and Tax Evasion on Income, or the Double Tax Avoidance Arrangement, if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%. The Company does not intend to have any of its subsidiaries located in PRC distribute any undistributed profits of such subsidiaries in the foreseeable future, but rather expects that such profits will be reinvested by such subsidiaries for their PRC operations. Accordingly, no withholding tax was recorded as of March 31, 2019, 2020 and 2021.

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive loss are as follows:

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses (benefits)	498	247	(364)
Deferred tax expenses	-	-	-
Total income tax expenses	498	247	(364)

The principal components of the deferred tax assets and liabilities are as follows:

	As of March 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Impairment on receivables	2,358	2,217
Inventories	1,542	2,832
Deferred revenue	544	1,062
Accrued expenses and employee benefits	1,247	1,151
Equity method investment and others	477	1,370
Net operating loss carry forwards	14,551	15,467
Total gross deferred tax assets	20,719	24,099
Less: valuation allowances	(17,963)	(20,972)
Total deferred tax assets, net of valuation allowance	2,756	3,127
Prepaid expenses and other current assets	(415)	(980)
Unrealized foreign exchange difference and others	(2,341)	(2,147)
Deferred tax assets, net	-	-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. While the Company has optimistic plans for its business strategy, it determined that a full valuation allowance was necessary against all net deferred tax assets as of March 31, 2020 and 2021, given the current and expected near term losses and the uncertainty with respect to its ability to generate sufficient profits from its business model.

As of March 31, 2020, the Company’s total net operating loss carry forwards was RMB78,223 out of which, RMB49,096 would expire from 2020 through 2030, and RMB29,127 can be carried forward indefinitely. As of March 31, 2021, the Company’s total net operating loss carry forwards was RMB82,782 out of which, RMB55,236 would expire from 2021 through 2030, RMB27,545 can be carried forward indefinitely.

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended March 31,
	2019	2020	2021
	%	%	%
Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	2	(3)	(2)
Effect of different tax jurisdiction	4	-	(6)
Effect of permanence differences	(3)	(6)	(1)
Research and development super-deduction	10	5	5
Changes in valuation allowance	(42)	(21)	(21)
Under provision in prior year	-	(1)	2
Total income tax provision	(4)	(1)	2

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2020 and 2021, the Company did not have any significant uncertain tax positions.

The Company is subject to taxation in China, Hong Kong and India. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.